Goodwill and intangible assets - Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 736	€ 478
Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	125	130
Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 611	€ 348